Fair Value of Financial Assets and Liabilities - Total and Changes in Unrealized Gains or Losses Included in Profit or Loss for Level 3 Financial Assets and Liabilities (Detail) - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	¥ 8,674
At fair value [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	63,677	¥ 12,824
Changes in unrealized gains(losses) included in profit or loss related to assets and liabilities held	46,169	9,435
At fair value [member] | Level 3 [member] | Net interest income [Member]
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss		7,858
Changes in unrealized gains(losses) included in profit or loss related to assets and liabilities held	5,620	7,121
At fair value [member] | Level 3 [member] | Net trading income (loss) [Member]
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	32,429	10,065
Changes in unrealized gains(losses) included in profit or loss related to assets and liabilities held	17,545	6,704
At fair value [member] | Level 3 [member] | Net income (loss) from financial assets at fair value through profit or loss [Member]
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	22,521	(5,099)
Changes in unrealized gains(losses) included in profit or loss related to assets and liabilities held	22,951	¥ (4,390)
At fair value [member] | Level 3 [member] | Net investment income [Member]
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	53
Changes in unrealized gains(losses) included in profit or loss related to assets and liabilities held	¥ 53